Document and Entity Information	9 Months Ended
Sep. 30, 2020
Cover [Abstract]
Document Type	S-1
Amendment Flag	false
Entity Registrant Name	QDM International Inc.
Entity Central Index Key	0001094032
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Incorporation, State or Country Code	FL
Entity Emerging Growth Company	false